Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employee Benefit Plans [Abstract]
Service cost	¥ 5,748	¥ 6,028	¥ 6,398
Interest cost	4,039	3,484	2,432
Expected return on plan assets	(5,664)	(5,658)	(5,968)
Amortization of net actuarial losses	1,844	3,021	3,818
Amortization of prior service cost	(441)	(1,603)	(1,607)
Net periodic benefit cost	¥ 5,526	¥ 5,272	¥ 5,073
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Labor and Related Expense	Labor and Related Expense	Labor and Related Expense